FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2021
Interest Expense [Abstract]
Schedule Of Financial Expenses, Net

	Year ended December 31,
	2021	2020	2019

Interest on long-term bank loans	30	16	19
Bank charges and short-term credit	45	178	287
Foreign exchange loss, net	413	127	105
Other financing expenses, net	-	16	29

	488	337	440